VANECK PHARMACEUTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.3%
Denmark : 6.7%
Novo Nordisk A/S (ADR) 462,985 $ 39,825,970
Underline
France : 4.7%
Sanofi SA (ADR) 580,890 28,016,325
Underline
Israel : 4.3%
Teva Pharmaceutical
Industries Ltd. (ADR) * 1,152,487 25,400,813
Underline
Japan : 4.6%
Takeda Pharmaceutical Co.
Ltd. (ADR) † 2,055,818 27,219,030
Underline
Switzerland : 5.1%
Novartis AG (ADR) † 312,336 30,393,416
Underline
United Kingdom : 14.2%
AstraZeneca Plc (ADR) 459,560 30,110,371
GSK Plc (ADR) † 809,199 27,367,110
Haleon Plc (ADR) † 2,853,317 27,220,644
84,698,125
United States : 60.7%
AbbVie, Inc. 227,624 40,448,785
Bausch Health Cos, Inc. * 223,420 1,800,765
Bristol-Myers Squibb Co. 492,090 27,832,610
Cencora, Inc. 120,216 27,010,131
Elanco Animal Health, Inc. * 276,572 3,349,287
Eli Lilly & Co. 103,128 79,614,816
Number
of Shares Value
United States (continued)
Jazz Pharmaceuticals Plc * 47,966 $ 5,907,013
Johnson & Johnson 287,705 41,607,897
McKesson Corp. 48,339 27,548,880
Merck & Co., Inc. 321,913 32,023,905
Organon & Co. † 199,097 2,970,527
Patterson Companies, Inc. 57,495 1,774,296
Perrigo Co. Plc 95,754 2,461,835
Pfizer, Inc. 1,104,911 29,313,289
Viatris, Inc. 910,598 11,336,945
Zoetis, Inc. 157,346 25,636,385
360,637,366
Total Common Stocks
(Cost: $660,751,538) 596,191,045
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.4%
Money Market Fund: 1.4%
(Cost: $8,241,126)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 8,241,126 8,241,126
Total Investments: 101.7%
(Cost: $668,992,664) 604,432,171
Liabilities in excess of other assets: (1.7)% (9,868,243)
NET ASSETS: 100.0% $ 594,563,928
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $81,845,814.